Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 1,000,964	$ 322,316
Assets Non-Current	16,422,737	4,871,397
Liabilities Current	5,398,864	48,225,766
Liabilities Non-current	16,167,471	25,208,326
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current		322,316
Assets Non-Current		8,447
Liabilities Current	1,947,377
Liabilities Non-current	12,944,130	7,743,401
Interest rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current		322,316
Assets Non-Current		8,447
Liabilities Current	1,947,377
Liabilities Non-current	12,944,130	7,743,401
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	1,000,964
Assets Non-Current	16,422,737	4,862,950
Liabilities Current	3,451,487	48,225,766
Liabilities Non-current	3,223,341	17,464,925
Exchange rate hedge [Member] | Cash flow hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	1,000,964
Assets Non-Current	16,422,737	4,862,950
Liabilities Current	3,451,487	48,225,766
Liabilities Non-current	$ 3,223,341	$ 17,464,925